Condensed Consolidated Interim Balance Sheets (Unaudited) (Parentheticals) $ in Thousands	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 ₪ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares
Common stock, par value | (per share)				₪ 0.01		₪ 0.01
Common stock, shares authorized			7,192,608		8,796,571
Common stock, shares issued			836,512		651,571
Common stock, shares outstanding			836,512		651,571
Preferred stock, par value | ₪ / shares				0.01
TRAILBLAZER HOLDINGS, INC.
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares authorized			1,000		1,000
Common stock, shares issued			1,000		1,000
Common stock, shares outstanding			1,000		1,000
Redeemable Preferred A and A-1 shares
Common stock, shares outstanding			515,186		515,186
Preferred shares, par value | ₪ / shares		₪ 0.01		0.01		0.01
Preferred shares, authorized	0		607,373		607,373
Preferred shares, shares issued	0		515,186		515,186
Preferred shares, shares outstanding	0		515,186
Preferred shares, aggregate liquidation preference | $	$ 0		$ 7,180		$ 6,838
Redeemable Preferred A-2 and A-3 shares
Preferred shares, par value | ₪ / shares		0.01		0.01		₪ 0.01
Preferred shares, authorized	0		596,056		596,056
Preferred shares, shares issued	0		388,739		388,739
Preferred shares, shares outstanding	0		388,739		388,739
Preferred shares, aggregate liquidation preference | $	$ 0		$ 6,554		$ 6,242
Redeemable Convertible Preferred C and C-1 shares
Preferred shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Preferred shares, authorized	0		803,963
Preferred shares, shares issued	0		233,001
Preferred shares, shares outstanding	0		233,001
Preferred shares, aggregate liquidation preference | $	$ 0		$ 3,446
Series A Convertible Preferred Stock
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001
Preferred Stock, shares outstanding	2,177		0
Series B Convertible Preferred Stock
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001
Preferred Stock, shares outstanding	13,330		0
Series C Convertible Preferred Stock
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001
Preferred Stock, shares outstanding	10,660		0